UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 12b-25
                                  -----------

                         NOTIFICATION OF LATE FILING
                         ---------------------------


                         SEC FILE NUMBER: 000-29915
                         --------------------------

                          CUSIP NUMBER: 16945N 10 3
                          -------------------------




(Check One):[X]Form 10-K [ ]Form 20-F [ ]Form 11-K [ ]Form 10-Q [ ]Form N-SAR

For Period Ended: June 30, 2004
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Nothing in this form shall be construed to imply that the Commission
Has verified any information contained herein.




PART I -- REGISTRANT INFORMATION




                              BIO-TRACKING SECURITY INC.

                    (formerly China Xin Network Media Corporation)
                    ----------------------------------------------
         (Exact name of small business issuer as specified in its charter)




            FLORIDA                                  65-0786722
-------------------------------            ---------------------------
(State or other jurisdiction of          (IRS Employer Identification No.)
 incorporation or organization)





             3080 Brabant-Marineau, Montreal, Quebec, CANADA  H4A 1K7
             --------------------------------------------------------
                     (Address of principal executive offices)

PART II -- RULES 12b-25(b) AND (c)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)


[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X] (b) The subject annual report on Form 10-KSB will be filed on or before the fifteenth calendar day following the prescribed due date; and [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c)
    has been attached if applicable.



PART III -- NARRATIVE
---------------------


State below in reasonable detail the reasons why Form 10-QSB, could not be filed within the prescribed time period:


Mr. Michael Tremis, President, CEO and Chairman of the registrant was delayed from his return trip in Europe, due to health reasons. The draft audited statements are ready, but more time is needed to complete and approve the form 10-KSB. The report will be completed on or before October 15, 2004. Completing this report by the prescribed deadline is not possible without unreasonable effort and expense.



PART IV-- OTHER INFORMATION
---------------------------


(1) Name and telephone number of person to contact in regard to this notification:

   MICAHEL TREMIS                514                 338-3805
   --------------            -----------         -----------------
   (Name)                    (Area Code)         (Telephone Number)



(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes [X] No [ ]

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes [ ] No [X]




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

                             BIO-TRACKING SECURITY INC.
                    formerly CHINA XIN NETWORK MEDIA CORPORATION
                    --------------------------------------------
                    (Name of Registrant as Specified in Charter)



Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



September 30, 2004        By: //s MICHAEL TREMIS
------------------        ----------------------
DATE                      MICHAEL TREMIS
                          President,Bio-Tracking Security Inc.
                          formerly China Xin Network Media Corp.




ATTENTION
----------
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).




































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